Basis of Presentation	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Basis of Presentation [Text Block]

2. Basis of Presentation

a) Statement of Compliance and Basis of Presentation

 These consolidated financial statements, including comparatives, have been prepared using accounting policies in compliance with IFRS as issued by the IASB.

These consolidated financial statements have been prepared on a going concern basis using the historical cost basis, except for certain financial instruments which are measured at fair value in accordance with the policies disclosed in Note 3.

b) Basis of Consolidation

These consolidated financial statements include the accounts of the Company and the entities controlled by the Company. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, 8110131 Canada Inc., Nolava Minerals Inc. ("Nolava"), and Avalon Rare Metals Ltd. ("ARML"). Nolava and ARML are incorporated in the United States of America ("USA").

ARML has not carried on any significant operations since its inception. During the year ended August 31, 2012, 8110131 Canada Inc. acquired certain net smelter returns ("NSR") royalty interests in the Company's properties which were held by third parties. Nolava had held certain mining claims in Utah, USA and had conducted exploration work on those mining claims during fiscal year 2011 to fiscal year 2014. All intercompany transactions and balances have been eliminated on consolidation of the accounts.